Related party transactions (Detail Narrative) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 24, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Research and development expense		$ 3,179	$ 3,081	$ 2,406
CanAm Bioresearch Inc. [Member]
Statement [Line Items]
Consideration amount	$ 100		100
Assets transactionsdescription	(i) the sale or transfer of all or substantially all of the Assets to a third party purchaser who is not an affiliate of Medicure; (ii) any license to develop, commercialize, use, offer for sale, sell, import, export or exploit P5P Analogues up to a maximum value payable to CanAm of $20,000 and (iii) the sale of an United State Food and Drug Administration priority review voucher obtained in connection with the development of P5P Analogues
First investigational new drug application	$ 500
First New Drug Application	250
Net amount	$ 500
Genesys Venture Inc [Member]
Statement [Line Items]
Research and development expense		31	5	7
Accounts payable and accrued liabilities		107	32
Services expense		85	85	85
Rental expense		222	222	222
Commercial And Information Technology		44	44	36
Clinical research services		$ 468	$ 439	318
Key management personnel of entity or parent [member]
Statement [Line Items]
Voting shares of Directors and key management personnel control		27.00%	27.00%
Bottom [Member]
Statement [Line Items]
Other Fee And Commission Expense		$ 18
Bottom [Member] | Chief Financial Officers [Member]
Statement [Line Items]
Other Fee And Commission Expense		14	$ 11	$ 10
Top [Member]
Statement [Line Items]
Other Fee And Commission Expense		$ 22
Top [Member] | Chief Financial Officers [Member]
Statement [Line Items]
Other Fee And Commission Expense			$ 13